Provision for Environmental Rehabilitation - Reconciliation of the Total Liability for Environmental Rehabilitation (Details) - Provision for environmental rehabilitation - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Reconciliation of changes in other provisions
Balance at beginning of year	R 3,309	R 2,638
Change in estimate - Balance sheet	(439)	(175)
Change in estimate - Income statement	33	67
Utilisation of provision	(86)	(94)
Time value of money and inflation component of rehabilitation costs	208	191
Acquisitions	0	663
Transfer	37	0
Translation	(8)	19
Balance at end of year	3,054	3,309
PNG operations
Reconciliation of changes in other provisions
Balance at beginning of year	969
Balance at end of year	994	R 969
Moab Khotsong
Reconciliation of changes in other provisions
Change in estimate - Balance sheet	R (240)